Schedule of Plan’s Investments (Details) - EBP 001 [Member] - USD ($)		Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments		$ 35,646,685	$ 32,439,477
Interest Bearing Cash [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total investments		419,709	5,800
Mutual Fund [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total investments		6,854,650	5,863,874
Common Stock [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total investments		11,305,979	12,316,940
Common/Collective Trust [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total investments		15,894,287	13,259,771
Pooled Separate Accounts [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total investments		1,172,060	993,092
Fair Value, Inputs, Level 1 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total investments		18,580,338	18,186,614
Fair Value, Inputs, Level 1 [Member] | Interest Bearing Cash [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total investments		419,709	5,800
Fair Value, Inputs, Level 1 [Member] | Mutual Fund [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total investments		6,854,650	5,863,874
Fair Value, Inputs, Level 1 [Member] | Common Stock [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total investments		11,305,979	12,316,940
Fair Value, Inputs, Level 1 [Member] | Common/Collective Trust [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total investments		0	0
Fair Value, Inputs, Level 1 [Member] | Pooled Separate Accounts [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total investments		0	0
Fair Value, Inputs, Level 2 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total investments		1,172,060	993,092
Fair Value, Inputs, Level 2 [Member] | Interest Bearing Cash [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total investments		0	0
Fair Value, Inputs, Level 2 [Member] | Mutual Fund [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total investments		0	0
Fair Value, Inputs, Level 2 [Member] | Common Stock [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total investments		0	0
Fair Value, Inputs, Level 2 [Member] | Common/Collective Trust [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total investments		0	0
Fair Value, Inputs, Level 2 [Member] | Pooled Separate Accounts [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total investments		1,172,060	993,092
Fair Value Measured at Net Asset Value Per Share [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	[1]	15,894,287	13,259,771
Fair Value Measured at Net Asset Value Per Share [Member] | Interest Bearing Cash [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	[1]	0	0
Fair Value Measured at Net Asset Value Per Share [Member] | Mutual Fund [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	[1]	0	0
Fair Value Measured at Net Asset Value Per Share [Member] | Common Stock [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	[1]	0	0
Fair Value Measured at Net Asset Value Per Share [Member] | Common/Collective Trust [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	[1]	15,894,287	13,259,771
Fair Value Measured at Net Asset Value Per Share [Member] | Pooled Separate Accounts [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	[1]	$ 0	$ 0

[1]	As discussed in Note 2, investments that are measured using the practical expedient are not classified within the fair value hierarchy.